Quarterly Holdings Report
for
Fidelity® Focused Stock Fund
January 31, 2023
TQG-NPRT1-0423
1.813068.118
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Interactive Media & Services - 3.4%
Alphabet, Inc. Class A (a)	889,000	87,868,760
CONSUMER DISCRETIONARY - 14.6%
Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc. (a)	9,200	22,393,720
Trip.com Group Ltd. ADR (a)	199,000	7,315,240
		29,708,960
Internet & Direct Marketing Retail - 4.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	379,000	41,765,800
Amazon.com, Inc. (a)	628,000	64,765,640
		106,531,440
Multiline Retail - 1.9%
Target Corp.	282,000	48,543,480
Specialty Retail - 4.7%
Ross Stores, Inc.	86,000	10,164,340
TJX Companies, Inc.	1,335,000	109,283,100
		119,447,440
Textiles, Apparel & Luxury Goods - 2.7%
Deckers Outdoor Corp. (a)	65,727	28,096,978
lululemon athletica, Inc. (a)	50,000	15,344,000
LVMH Moet Hennessy Louis Vuitton SE	29,000	25,316,288
		68,757,266
TOTAL CONSUMER DISCRETIONARY		372,988,586
CONSUMER STAPLES - 0.9%
Beverages - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.)	97,000	22,457,440
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
PrairieSky Royalty Ltd. (b)	2,707,032	46,509,151
FINANCIALS - 22.7%
Banks - 1.9%
JPMorgan Chase & Co.	348,000	48,706,080
Capital Markets - 13.6%
BlackRock, Inc. Class A	68,000	51,626,280
Moody's Corp.	126,810	40,927,928
Morgan Stanley	914,000	88,959,620
MSCI, Inc.	75,000	39,867,000
S&P Global, Inc.	340,294	127,589,832
		348,970,660
Insurance - 7.2%
Arthur J. Gallagher & Co.	162,000	31,706,640
Chubb Ltd.	215,800	49,092,342
The Travelers Companies, Inc.	544,400	104,045,728
		184,844,710
TOTAL FINANCIALS		582,521,450
HEALTH CARE - 15.9%
Biotechnology - 3.5%
Gilead Sciences, Inc.	403,000	33,827,820
Vertex Pharmaceuticals, Inc. (a)	170,000	54,927,000
		88,754,820
Health Care Providers & Services - 3.4%
UnitedHealth Group, Inc.	176,000	87,857,440
Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	89,000	50,759,370
Pharmaceuticals - 7.0%
Eli Lilly & Co.	313,000	107,718,950
Royalty Pharma PLC	1,819,000	71,286,610
		179,005,560
TOTAL HEALTH CARE		406,377,190
INDUSTRIALS - 4.6%
Machinery - 3.0%
Cummins, Inc.	310,127	77,389,092
Road & Rail - 1.6%
J.B. Hunt Transport Services, Inc.	213,000	40,267,650
TOTAL INDUSTRIALS		117,656,742
INFORMATION TECHNOLOGY - 32.5%
Electronic Equipment & Components - 0.3%
CDW Corp.	39,687	7,779,843
IT Services - 12.2%
Block, Inc. Class A (a)	618,000	50,502,960
Fiserv, Inc. (a)	1,177,971	125,665,946
MasterCard, Inc. Class A	57,000	21,124,200
PayPal Holdings, Inc. (a)	391,000	31,862,590
Shift4 Payments, Inc. (a)	268,000	17,162,720
Visa, Inc. Class A	283,000	65,149,430
		311,467,846
Semiconductors & Semiconductor Equipment - 8.4%
Allegro MicroSystems LLC (a)	731,000	27,902,270
KLA Corp.	51,000	20,016,480
Lattice Semiconductor Corp. (a)	491,392	37,242,600
Marvell Technology, Inc.	337,220	14,551,043
NVIDIA Corp.	326,000	63,690,620
onsemi (a)	182,000	13,367,900
Teradyne, Inc.	385,000	39,154,500
		215,925,413
Software - 7.3%
Fair Isaac Corp. (a)	14,000	9,323,300
Microsoft Corp.	544,000	134,808,640
Oracle Corp.	425,000	37,595,500
ServiceNow, Inc. (a)	11,000	5,006,430
		186,733,870
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	756,000	109,083,240
TOTAL INFORMATION TECHNOLOGY		830,990,212
UTILITIES - 3.0%
Electric Utilities - 3.0%
Constellation Energy Corp.	908,000	77,506,880
TOTAL COMMON STOCKS (Cost $2,045,275,933)		2,544,876,411

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	44,703,974	44,712,915
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	3,036,593	3,036,896
TOTAL MONEY MARKET FUNDS (Cost $47,749,811)		47,749,811

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,093,025,744)	2,592,626,222
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(33,645,451)
NET ASSETS - 100.0%	2,558,980,771

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	6,946,087	386,668,778	348,901,950	774,968	-	-	44,712,915	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	2,265,950	4,511,182	3,740,236	1,057	-	-	3,036,896	0.0%
Total	9,212,037	391,179,960	352,642,186	776,025	-	-	47,749,811

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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